Note 11 - Subsequent Events 3	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

12. Subsequent Events

In December 2024, the Company received an additional $6.0 million in exchange for a convertible promissory note. The Convertible Note bears an annual interest of 2.0% plus SOFR and shall be due and payable upon the earlier to occur of September 2027 or certain events defined in the Convertible Note. Under certain circumstances, the Convertible Note is convertible at the option of requisite holders into the Company’s equity securities at defined conversion prices.

In December 2024, the Company closed the merger receiving $11.4 million of cash from the public company and an additional $66.0 million from the closing of the PIPE, $60.0 million from PIPE investors and $6.0 million received from convertible notes. The total PIPE was $78.4 million in total cash, of which $18.4 million was received under convertible notes, and $60.0 million received at the closing of the PIPE.

11. Subsequent Events

On July 23, 2024, Pieris Pharmaceuticals, Inc., a Nevada corporation (“Pieris”) that is listed on the Nasdaq exchange, Polo Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Pieris (“Merger Sub”), and the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which the Merger Sub will merge with and into the Company, with the Company continuing as a wholly-owned subsidiary of Pieris and the surviving corporation of the merger (the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization and as a non-taxable exchange of shares of the Company’s capital stock for Pieris common stock.

Subject to the terms and conditions of the Merger Agreement (a) each then-outstanding share of the Company’s capital stock will be converted into the right to receive a number of shares of Pieris common stock (subject to the payment of cash in lieu of fractional shares) calculated in accordance with the Merger Agreement; and (b) each then-outstanding stock option to purchase the Company’s common stock will be assumed by Pieris, subject to adjustment as set forth in the Merger Agreement.

Consummation of the Merger is subject to certain closing conditions, including, among other things, (1) approval by Pieris stockholders, (2) approval by the Company’s stockholders, and (3) Nasdaq’s approval of the listing of the shares of Pieris common stock to be issued in connection with the Merger.

The Merger Agreement contains certain termination rights of each of Pieris and the Company, including the right of each party to terminate the Merger Agreement to enter into a definitive agreement for a superior proposal. Upon termination of the Merger Agreement under specified circumstances, Pieris may be required to pay the Company a termination fee of $1.0 million and the Company may be required to pay Pieris a termination fee of $2.0 million.

In June 2024, the Company entered into a Convertible Note Purchase Agreement (the “Convertible Note”) with certain existing and new investors for the issuance of up to $20 million of convertible promissory notes. Through the issuance date of these financial statements, the Company has received $11.9 million of gross proceeds in exchange for convertible promissory notes issued. The Convertible Note bears an annual interest of 2.0% plus SOFR and shall be due and payable upon the earlier to occur of June 2027 or certain events defined in the Convertible Note. Under certain circumstances, the Convertible Note is convertible at the option of requisite holders into the Company’s equity securities at defined conversion prices. The terms of the Convertible Note specify that upon the consummation of the Merger, all outstanding principal and any unpaid accrued interest on the notes shall be automatically converted into common stock of Palvella.

In March 2024, the Company amended the 2019 Plan to include an additional 1,171,768 shares available for awards under the Plan.

Subsequent events have been evaluated through August 9, 2024, which is the date the accompanying financial statements were issued.